Restricted cash (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Restricted cash.
Restricted cash	¥ 17,031	$ 2,333	¥ 18,137
Additional amount subject to potential restriction	61,000
Additional cash amount in the particular bank account, maximum	¥ 61,000